COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease rent expense	$ 1.4	$ 1.4